Equity	12 Months Ended
Mar. 31, 2022
Disclosure Of Equity Explanatory Abstract
EQUITY

NOTE 17 — EQUITY

Common shares:

The total number of shares of common shares issued:	As of March 31, 2022 (US$)	As of March 31, 2021 (US$)
Common shares – par value $ 0.01/0.10 each	34,154,062	34,154,062

Movements in Common Shares:

	Shares	Amount (US$)
Balance as of April 1, 2020	30,000	$3,000
Shares split from $ 0.10 to $ 0.01	300,000	300,000
Shares issued	33,854,062	338,541
Balance as of March 31, 2021	34,154,062	$341,541
Shares issued	—	—
Balance as of March 31, 2022	34,154,062	$341,541

Mr. Dharmesh Pandya, the then sole shareholder of the Company, has subscribed to these shares and held 33,854,062 common shares of the Company. Mr. Pandya has later transferred unconditionally an aggregate of 7,932,855 common shares to various persons (including 2,621,371 shares to Lytus Trust, resulting in his current holding of 28,842,578 common shares of the Company (i.e. 26,221,207 held in his individual capacity and 2,621,371 shares held by Lytus Trust).

Common Stock

Common stock entitles the holder to participate in dividends and the proceeds on the winding up of the Company in proportion to the number of and amounts paid on the shares held. As of 31 March 2020, the Company had an authorized share capital of 50,000 shares of $0.10 par value per share and on March 17, 2020, the Board of Directors passed the resolution to change the originally authorized shares from 50,000 common shares to 30,000 common shares, of $0.10 par value each. On 15 May 2020, the Company passed a resolution to increase the authorized share capital to 230,000,000 shares of $0.01 par value per share.

Equity consists of the following as of 31 March 2022:

As of March 31, 2022 ($US)
Common stock – par value $0.01, 34,154,062 shares issued and outstanding	$341,541
Net income available to common shareholders	11,797,960
Translation of foreign subsidiaries, net of tax	(20,841)
Non-controlling interest	1,908
$12,120,568

Equity consists of the following as of 31 March 2021:

As of March 31, 2021 ($US)
Common stock – par value $0.01, 34,154,062 shares issued and outstanding	$341,541
Net income available to common shareholders	12,538,69
Translation of foreign subsidiaries, net of tax	(1,049,440)
Non-controlling interest	(77,975)
$11,752,595

Capital risk management

The Group’s capital management objectives are to ensure the Group’s ability to continue as a going concern as well as to provide an adequate return to shareholders by pricing products and services commensurately with the level of risk.

The Group monitors capital based on the carrying amount of equity plus its subordinated loan, less cash and cash equivalents as presented on the face of the statement of financial position recognized in other comprehensive income.

The Group manages its capital structure and adjusts it in the light of changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust the capital structure, the Group may adjust the amount of dividends paid to shareholders, return capital to shareholders or issue new shares. The amounts managed as capital by the Group are summarized as follows:

	As of March 31, 2022 ($US)	As of March 31, 2021 ($US)
Current borrowings	$(1,038,155)	$(1,456,131)
Cash and cash equivalents	8,758	26,142
Net debt	$(1,029,397)	$(1,429,989)
Total equity	$12,120,568	$11,752,595
Net debt to equity ratio	8.49%	12.17%